Results for the year - Net sales and rebates - Reconciliation of sales deductions and product returns (Details) - DKK (kr) kr in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Sales deductions and product returns (non-current)	kr 1,051	[1]	kr 1,456	[1]	kr 1,064
Sales deductions and product returns (current)	133,349	[1]	134,453	[1]	116,558
Total sales deductions and product returns	134,400		135,909		117,622
Estimated sales rebates, discounts and charge-backs
Disclosure of attribution of expenses by nature to their function [line items]
Sales deductions and product returns (non-current)	0		548		451
Sales deductions and product returns (current)	124,967		120,561		102,162
Expected product returns
Disclosure of attribution of expenses by nature to their function [line items]
Sales deductions and product returns (non-current)	1,051		908		613
Sales deductions and product returns (current)	2,017		2,186		919
Confirmed sales rebates
Disclosure of attribution of expenses by nature to their function [line items]
Sales deductions and product returns (current)	kr 6,365		kr 11,706		kr 13,477

[1]	Effective 1 January 2025, 'sales deductions and product returns' are presented as a separate line item to enhance clarity of presentation and disclosures.
In prior years, these amounts were included in the line items 'provisions', 'other liabilities', and 'trade payables' and have therefore been reclassified to the new line item. Refer to note 2.1 for further information.